SCHEDULE OF SUPPLIERS CONCENTRATIONS OF PURCHASE (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
TioStone Environmental Limited [Member]
Product Information [Line Items]
Cost of purchase	$ 83,628		$ 514,170		$ 495,341
Concentration of risk percentage	10.70%		44.13%		72.49%
Supplier B [Member]
Product Information [Line Items]
Cost of purchase	$ 151,085		$ 189,056
Concentration of risk percentage	19.33%		16.23%
Supplier C [Member]
Product Information [Line Items]
Cost of purchase		[1]	$ 165,041		$ 113,347
Concentration of risk percentage		[1]	14.17%		16.59%
Supplier D [Member]
Product Information [Line Items]
Cost of purchase	$ 88,763		$ 138,867		$ 68,313
Concentration of risk percentage	11.36%		11.92%		10.00%
Supplier E [Member]
Product Information [Line Items]
Cost of purchase	$ 82,604		$ 122,125
Concentration of risk percentage	10.57%		10.48%
Supplier F [Member]
Product Information [Line Items]
Cost of purchase	$ 261,924			[1]
Concentration of risk percentage	33.51%

[1]	Less than 10% of total purchase